History And Reorganization of The Group - Summary of Balance Sheet Details Of Consolidated Affiliated Entities And Their Subsidiaries (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Disclosure Of Balance Sheet Details Of Consolidated Affiliated Entities And Their Subsidiaries [Line Items]
Total assets	¥ 203,536,643	¥ 234,382,070	¥ 350,967,145	¥ 359,661,258
Total liabilities	119,938,886	141,888,411	257,289,205	¥ 265,293,837
Consolidated affiliated entities and subsidiaries [member]
Disclosure Of Balance Sheet Details Of Consolidated Affiliated Entities And Their Subsidiaries [Line Items]
Assets arising from inter-company transactions	8,073	9,200	10,328
Amounts due from Group companies	2,473,019	2,313,929	2,412,424
Total assets	5,938,745	7,786,863	13,408,379
Amounts due to Group companies	9,292,627	10,515,906	14,625,366
Total liabilities	¥ 10,205,635	¥ 11,574,845	¥ 16,951,525